Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT VARIABLE SERIES INC
Prospectus Date	rr_ProspectusDate	Oct. 18, 2013
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2013